GOODWILL - CHANGES IN GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	$ 153,144	$ 146,015
Increase (decrease) through other changes, goodwill	0	8,400
Increase (decrease) through net exchange differences, goodwill	(23,732)	(1,272)
Goodwill Period End	154,989	153,144
PERU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	30,269	29,268
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(1,200)	1,001
Goodwill Period End	29,069	30,269
CHILE [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	18,780	17,314
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(2,172)	1,466
Goodwill Period End	16,608	18,780
COLOMBIA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	6,284	6,249
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(514)	35
Goodwill Period End	5,770	6,284
CZECH REPUBLIC [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	0	0
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Goodwill Period End	0	0
MEXICO [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	1,842	1,758
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	2	84
Goodwill Period End	1,844	1,842
SPAIN [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	0	0
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Goodwill Period End	0	0
BRAZIL [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	79,790	72,439
Increase (decrease) through other changes, goodwill	0	8,400
Increase (decrease) through net exchange differences, goodwill	(11,672)	(1,049)
Goodwill Period End	68,118	79,790
ARGENTINA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	16,179	18,988
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(8,176)	(2,809)
Goodwill Period End	$ 33,580	$ 16,179